CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Revenue
Operating expenses	333,934	6,631	6,931	372,140	6,631	379,071
Loss from operations	(333,934)	(6,631)		(372,140)	(6,631)	(379,071)
Other income (expense)	(13,500)			(13,500)		(13,500)
Net Loss	(347,434)	(6,631)	(6,931)	(385,640)	(6,631)	(392,571)
Net loss applicable to common stock	$ (347,434)	$ (6,631)		$ (385,640)	$ (6,631)	$ (392,571)
NET LOSS PER COMMON SHARE - BASIC			$ (0.01)
Net loss per common share-basic and diluted	$ (0.087)	$ (0.002)		$ (0.096)	$ (0.002)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING			1,000,000
Weighted-average common shares outstanding-basic and diluted	4,000,000	4,000,000		4,000,000	4,000,000